Report of Business Segments (Details) - USD ($) $ in Millions	3 Months Ended									12 Months Ended
	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Sep. 30, 2015	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Segment Reporting Information [Line Items]
Operating revenues	$ 501.9	$ 716.8	$ 586.4	$ 456.0	$ 530.8	$ 743.9	$ 551.4	$ 433.1		$ 2,261.1	$ 2,259.2	$ 2,196.9
Cost of sales										897.6	880.1	865.0
Other operation and maintenance										459.6	455.9	426.7
Depreciation and amortization										283.5	322.6	307.9
Taxes other than income										89.4	87.6	91.2
Operating income (loss)	95.0	244.5	145.8	45.7	81.3	258.0	135.2	38.5		531.0	513.0	506.1
Equity in earnings of unconsolidated affiliates										131.2	101.8	15.5
Other income (expense)										51.3	13.6	(3.9)
Interest expense										143.8	142.1	149.0
Income tax expense (benefit) (A)										(49.3)	148.1	97.4
NET INCOME	294.8	$ 183.4	$ 104.8	$ 36.0	57.9	$ 183.6	$ 71.5	$ 25.2		619.0	338.2	271.3
Investment in unconsolidated affiliates	1,160.4				1,158.6					1,160.4	1,158.6	1,194.4
Total assets	10,412.7				9,939.6					10,412.7	9,939.6	9,580.6
Capital expenditures										824.1	660.1	547.8
Electric Utility [Member]
Segment Reporting Information [Line Items]
Operating revenues										2,261.1	2,259.2	2,196.9
Cost of sales										897.6	880.1	865.0
Other operation and maintenance										470.7	469.0	428.5
Depreciation and amortization										280.9	316.4	299.9
Taxes other than income										84.8	84.0	87.1
Operating income (loss)										527.1	509.7	516.4
Equity in earnings of unconsolidated affiliates										0.0	0.0	0.0
Other income (expense)										58.6	26.9	4.0
Interest expense										138.4	138.1	146.7
Income tax expense (benefit) (A)										141.8	114.4	104.8
NET INCOME										305.5	284.1	268.9
Investment in unconsolidated affiliates	0.0				0.0					0.0	0.0	0.0
Total assets	9,255.6				8,669.4					9,255.6	8,669.4	8,525.5
Capital expenditures										824.1	660.1	551.6
Natural Gas Midstream Operations [Member]
Segment Reporting Information [Line Items]
Operating revenues										0.0	0.0	0.0
Cost of sales										0.0	0.0	0.0
Other operation and maintenance										(0.3)	(0.2)	2.5
Depreciation and amortization										0.0	0.0	0.0
Taxes other than income										1.0	0.0	0.0
Operating income (loss)										(0.7)	0.2	(2.5)
Equity in earnings of unconsolidated affiliates										131.2	101.8	15.5
Other income (expense)										(0.5)	(7.8)	(4.6)
Interest expense										0.0	0.0	0.0
Income tax expense (benefit) (A)										(195.2)	40.5	(1.0)
NET INCOME										325.2	53.7	9.4
Investment in unconsolidated affiliates	1,151.9				1,158.6					1,151.9	1,158.6	1,194.4
Total assets	1,155.3				1,521.6					1,155.3	1,521.6	1,439.5
Capital expenditures										0.0	0.0	0.0
Other Operations [Member]
Segment Reporting Information [Line Items]
Operating revenues										0.0	0.0	0.0
Cost of sales										0.0	0.0	0.0
Other operation and maintenance										(10.8)	(12.9)	(4.3)
Depreciation and amortization										2.6	6.2	8.0
Taxes other than income										3.6	3.6	4.1
Operating income (loss)										4.6	3.1	(7.8)
Equity in earnings of unconsolidated affiliates										0.0	0.0	0.0
Other income (expense)										(5.9)	(5.3)	(3.0)
Interest expense										6.3	4.2	2.6
Income tax expense (benefit) (A)										4.1	(6.8)	(6.4)
NET INCOME										(11.7)	0.4	(7.0)
Investment in unconsolidated affiliates	8.5				0.0					8.5	0.0	0.0
Total assets	109.1				89.0					109.1	89.0	174.6
Capital expenditures										0.0	0.0	(3.8)
Eliminations [Member]
Segment Reporting Information [Line Items]
Operating revenues										0.0	0.0	0.0
Cost of sales										0.0	0.0	0.0
Other operation and maintenance										0.0	0.0	0.0
Depreciation and amortization										0.0	0.0	0.0
Taxes other than income										0.0	0.0	0.0
Operating income (loss)										0.0	0.0	0.0
Equity in earnings of unconsolidated affiliates										0.0	0.0	0.0
Other income (expense)										(0.9)	(0.2)	(0.3)
Interest expense										(0.9)	(0.2)	(0.3)
Income tax expense (benefit) (A)										0.0	0.0	0.0
NET INCOME										0.0	0.0	0.0
Investment in unconsolidated affiliates	0.0				0.0					0.0	0.0	0.0
Total assets	(107.3)				$ (340.4)					(107.3)	(340.4)	(559.0)
Capital expenditures										0.0	0.0	0.0
OGE Energy [Member]
Segment Reporting Information [Line Items]
Goodwill, Impairment Loss									$ 108.4	$ 0.0	$ (2.6)	$ (178.4)
Tax Benefit Due to Tax Law Change [Member]
Segment Reporting Information [Line Items]
Income tax expense (benefit) (A)	245.2
Tax Expense Due to Tax Law Change [Member]
Segment Reporting Information [Line Items]
Income tax expense (benefit) (A)	$ 10.5